Cash Flow Reconciliations - Reconciliation of borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015 [1]
Opening balance
Borrowings outstanding at the beginning of the year		$ 1,244,766
Borrowings outstanding at the end of the year		1,244,766	$ 1,244,766
Cash flows
Borrowings drawdowns		60,000	886,837	[1]	$ 0
Borrowings repayments		(153,756)	(625,160)	[1]	(73,460)
Additions in deferred loan fees		(1,594)
Borrowings outstanding at the end of the year		(95,350)
Non-cash items
Amortization of deferred loan issuance costs		6,180
Borrowings outstanding at the end of the year		6,180
Total
Borrowings outstanding at the beginning of the year	[1]	1,244,766
Borrowings drawdowns		60,000
Borrowings repayments		(153,756)
Additions in deferred loan fees		(1,594)
Amortization of deferred loan issuance costs		6,180	11,252	[1]	$ 4,398
Borrowings outstanding at the end of the year		$ 1,155,596	$ 1,244,766	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).